INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Cost method and equity method investments
Loss from equity method investment	¥ (2,128)	$ (327)	¥ (406)	¥ (407)
Change in fair value of available-for- sale investments	(733)	(113)	754	¥ 0
Total carrying amount of long-term investments	347,073		85,459		$ 53,344
Available-for-sale Securities [Member]
Cost method and equity method investments
Carrying amount of available-for-sale investments	0		4,266		0
Available-for-sale investments	0		3,512		0
Change in fair value of available-for- sale investments	0	0	754
Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	69,504		64,293		10,682
Impairment loss on equity investment	(3,267)	(502)	(8,583)
Carrying amount of cost method investments	66,237		55,710		10,180
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	310,986		26,296		47,798
Impairment loss on equity investment	(27,893)	(4,287)	0
Loss from equity method investment	(2,257)	$ (347)	(813)
Carrying amount of available-for-sale investments	280,836		25,483		43,164
Private company [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	47,214		45,156		7,256
Private company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	0		5,500		0
Limited partnership [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	22,290		19,137		3,426
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	27,331		20,796		4,201
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	¥ 283,655		¥ 0		$ 43,597